Carillon Eagle Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 6.8%
Astronics Corp. (a)	82,451	$5,501,955
Karman Holdings, Inc. (a)	61,910	4,955,896
Mercury Systems, Inc. (a)	73,085	5,328,627
Voyager Technologies, Inc. - Class A (a)	70,856	1,657,322
Woodward, Inc.	28,041	10,036,435
		27,480,235

Biotechnology - 9.8%
Alkermes PLC (a)	60,848	2,151,585
Bridgebio Pharma, Inc. (a)	43,349	3,219,097
Catalyst Pharmaceuticals, Inc. (a)	113,921	2,820,684
Celcuity, Inc. (a)	28,060	3,202,768
Disc Medicine, Inc. (a)	10,435	667,214
Insmed, Inc. (a)	8,092	1,323,204
Krystal Biotech, Inc. (a)	17,895	4,622,636
Madrigal Pharmaceuticals, Inc. (a)	9,944	5,205,386
Nurix Therapeutics, Inc. (a)	87,361	1,354,095
Nuvalent, Inc. - Class A (a)	36,969	3,787,474
Protagonist Therapeutics, Inc. (a)	42,292	4,457,577
Vaxcyte, Inc. (a)	41,936	2,436,901
Veracyte, Inc. (a)	83,123	2,677,392
Viridian Therapeutics, Inc. (a)	73,935	1,446,169
		39,372,182

Building Products - 2.9%
Modine Manufacturing Co. (a)	32,269	6,993,015
Zurn Elkay Water Solutions Corp.	108,032	4,844,155
		11,837,170

Capital Markets - 5.2%
LPL Financial Holdings, Inc.	7,623	2,293,227
Perella Weinberg Partners	322,236	5,851,806
PJT Partners, Inc. - Class A	57,050	7,971,026
StepStone Group, Inc. - Class A	99,342	4,740,600
		20,856,659

Chemicals - 5.2%
Element Solutions, Inc.	64,837	2,213,535
Perimeter Solutions, Inc. (a)	224,228	5,475,648
Quaker Chemical Corp.	25,256	3,137,553
Sensient Technologies Corp.	26,253	2,269,309
Solstice Advanced Materials, Inc.	101,676	7,743,644
		20,839,689

Commercial Services & Supplies - 2.9%
MSA Safety, Inc.	28,996	4,753,894
RB Global, Inc.	74,540	7,144,659
		11,898,553

Communications Equipment - 1.1%
Applied Optoelectronics, Inc. (a)	52,882	4,473,288

Construction & Engineering - 3.5%
Dycom Industries, Inc. (a)	23,104	7,828,097
Primoris Services Corp.	28,993	4,147,159
Sterling Infrastructure, Inc. (a)	5,059	2,060,379
		14,035,635

Consumer Finance - 1.3%
FirstCash Holdings, Inc.	27,272	5,127,136

Diversified Consumer Services - 1.6%
OneSpaWorld Holdings Ltd.	278,245	6,385,723

Electrical Equipment - 3.2%
Bloom Energy Corp. - Class A (a)	40,186	5,444,801
Generac Holdings, Inc. (a)	16,659	3,254,002
Powell Industries, Inc.	7,635	4,131,146
		12,829,949

Electronic Equipment, Instruments & Components - 6.6%
Badger Meter, Inc.	28,741	4,378,691
Cognex Corp.	81,506	3,992,979
Coherent Corp. (a)	9,834	2,342,557
Fabrinet (a)	7,402	3,860,291
Itron, Inc. (a)	38,580	3,457,925
Littelfuse, Inc.	18,039	6,121,535
Mirion Technologies, Inc. (a)	126,213	2,346,300
		26,500,278

Energy Equipment & Services - 2.1%
Archrock, Inc.	244,357	8,503,624

Food Products - 0.6%
Mama's Creations, Inc. (a)	100,237	1,537,636
Vital Farms, Inc. (a)	74,578	1,053,041
		2,590,677

Ground Transportation - 1.0%
Landstar System, Inc.	24,005	3,848,242

Health Care Equipment & Supplies - 3.3%
Beta Bionics, Inc. (a)	46,958	470,519
Establishment Labs Holdings, Inc. (a)	52,510	2,981,518
Glaukos Corp. (a)	18,649	2,007,751
iRhythm Technologies, Inc. (a)	29,868	3,525,021
Merit Medical Systems, Inc. (a)	39,000	2,688,270
TransMedics Group, Inc. (a)	14,470	1,438,463
		13,111,542

Health Care Providers & Services - 7.3%
BrightSpring Health Services, Inc. (a)	193,062	8,226,372
GeneDx Holdings Corp. (a)	22,925	1,472,244
Guardant Health, Inc. (a)	52,429	4,842,867
Guardian Pharmacy Services, Inc. - Class A (a)	63,340	2,385,384
HealthEquity, Inc. (a)	23,876	1,995,317
Hims & Hers Health, Inc. (a)(b)	53,111	1,102,584
RadNet, Inc. (a)	48,624	2,717,595
The Ensign Group, Inc.	33,914	6,833,671
		29,576,034

Hotels, Restaurants & Leisure - 2.6%
Black Rock Coffee Bar, Inc. - Class A (a)	146,164	1,888,439
Genius Sports Ltd. (a)	303,058	1,342,547
Rush Street Interactive, Inc. (a)	75,848	1,649,694
Shake Shack, Inc. - Class A (a)	47,425	4,195,690
Wingstop, Inc.	10,332	1,601,150
		10,677,520

Industrial REITs - 1.7%
EastGroup Properties, Inc.	37,370	6,916,813

Insurance - 0.9%
Selective Insurance Group, Inc.	49,375	3,722,381

IT Services - 2.0%
DigitalOcean Holdings, Inc. (a)	59,360	5,091,901
Fastly, Inc. - Class A (a)	102,249	2,971,356
		8,063,257

Machinery - 5.5%
Atmus Filtration Technologies, Inc.	112,997	6,414,840
Esab Corp.	57,550	5,562,783
Federal Signal Corp.	27,882	3,015,159
SPX Technologies, Inc. (a)	35,105	7,018,894
		22,011,676

Metals & Mining - 0.9%
Materion Corp.	26,011	3,762,491

Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	76,891	3,263,254
Viper Energy, Inc. - Class A	129,462	6,083,419
		9,346,673

Pharmaceuticals - 0.8%
Axsome Therapeutics, Inc. (a)	19,899	3,363,329

Professional Services - 0.6%
BlackSky Technology, Inc. (a)	100,675	2,532,983

Real Estate Management & Development - 0.8%
Cushman & Wakefield Ltd. (a)	269,111	3,299,301

Semiconductors & Semiconductor Equipment - 5.3%
Ambarella, Inc. (a)	39,085	2,011,900
Credo Technology Group Holding Ltd. (a)	27,920	2,620,850
Impinj, Inc. (a)	16,392	1,683,458
Lattice Semiconductor Corp. (a)	26,573	2,464,912
Rambus, Inc. (a)	68,184	5,865,870
SiTime Corp. (a)	18,933	6,538,512
		21,185,502

Software - 7.0%
Appfolio, Inc. - Class A (a)	23,289	3,675,470
BILL Holdings, Inc. (a)	75,568	2,894,254
Cellebrite DI Ltd. (a)	339,743	4,681,659
Commvault Systems, Inc. (a)	24,418	1,901,918
I3 Verticals, Inc. - Class A (a)	111,128	2,484,822
JFrog Ltd. (a)	57,018	2,675,855
Procore Technologies, Inc. (a)	54,277	3,093,789
Rubrik, Inc. - Class A (a)	39,259	1,922,513
The Descartes Systems Group, Inc. (a)	41,072	2,939,112
Varonis Systems, Inc. (a)	83,874	1,800,775
		28,070,167

Specialty Retail - 2.9%
Abercrombie & Fitch Co. - Class A (a)	32,697	2,987,525
Boot Barn Holdings, Inc. (a)	34,486	5,047,371
Revolve Group, Inc. (a)	113,714	2,571,074
Warby Parker, Inc. - Class A (a)	58,189	1,226,042
		11,832,012

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	17,552	4,656,897
Core & Main, Inc. - Class A (a)	41,978	2,073,713
		6,730,610
TOTAL COMMON STOCKS (Cost $289,943,226)		400,781,331

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds – 0.03% First American Government Obligations Fund - Class X, 3.58% (c)	1,012,146	1,012,146
TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,146)		1,012,146

TOTAL INVESTMENTS - 99.7% (Cost $290,955,372)		401,793,477
Other Assets in Excess of Liabilities - 0.3%		1,179,702
TOTAL NET ASSETS - 100.0%		$402,973,179

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,091,540.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Eagle Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$400,781,331	$–	$–	$400,781,331
Money Market Funds	1,012,146	–	–	1,012,146
Total Investments	$401,793,477	$–	$–	$401,793,477

Refer to the Schedule of Investments for further disaggregation of investment categories.